Technology License Agreement	9 Months Ended
Sep. 30, 2017
Technology License Agreement
Technology License Agreement

NOTE 8 –TECHNOLOGY LICENSE AGREEMENT

The Company entered into a Technology License Agreement with a third party vendor for consulting services. Under the agreement, the Company will pay the vendor a minimum consulting amount of $100,000 per year, plus a royalty of 7% of all net sales of the vendor’s products above $1,428,571 per calendar year. For each of the three months ended September 30, 2017 and 2016, $25,000 was recorded as research and development expense under the agreement on the condensed consolidated Statements of Operations related to the minimum annual fee. For each of nine months ended September 30, 2017 and 2017, $75,000 was recorded as research and development expense under the agreement on the condensed consolidated Statement of Operations related to minimum annual fee. A total of $24,616 and $15,063 of royalty fees were owed under the amended agreement for the nine months ended September 30, 2017 and 2016, respectively, and were recorded in cost of goods sold on the condensed consolidated Statements of Operations. A total of $190,713 and $165,553 was owed under the amended agreement at September 30, 2017 and December 31, 2016, respectively.